RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Fiscal Year Annualized Compensation Being Paid	$ 430,000	$ 452,000
Non-dilutive shares, percentage		18.00%
President [Member]
Fiscal Year Annualized Compensation Being Paid	250,000	$ 252,000
Non-dilutive shares, percentage		12.00%
Chief Financial Officer [Member]
Fiscal Year Annualized Compensation Being Paid	$ 180,000	$ 180,000
Non-dilutive shares, percentage		6.00%
Director [Member]
Fiscal Year Annualized Compensation Being Paid		$ 20,000
Non-dilutive shares, percentage		(18.00%)